SCHEDULE OF PRINCIPAL SUBSIDIARIES (Details) - Seamless Group Inc [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Principal activities	Operating a global fund transfer platform for financial institutions, e-wallet operators and other participants
Dynamic Investment Holdings Limited [Member]
Business Acquisition [Line Items]
Place of incorporation	Cayman Islands	Cayman Islands
Principal activities	Investment holding	Investment holding
Dynamic Investment Holdings Limited [Member] | Directly [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Dynamic (Asia) Group Inc. [Member]
Business Acquisition [Line Items]
Place of incorporation	British Virgin Islands	British Virgin Islands
Principal activities	Investment holding	Investment holding
Dynamic (Asia) Group Inc. [Member] | Directly [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
TNG (Asia) Limited [Member]
Business Acquisition [Line Items]
Place of incorporation	Hong Kong	Hong Kong
Principal activities	Provision of mobile electronic wallet	Provision of mobile electronic wallet
TNG (Asia) Limited [Member] | Directly [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Tranglo Sdn. Bhd. [Member]
Business Acquisition [Line Items]
Place of incorporation	Malaysia	Malaysia
Principal activities	Provision of international airtime reload, international money transfer services, its related implementation, technical and maintenance services	Provision of international airtime reload, international money transfer services, its related implementation, technical and maintenance services
Tranglo Sdn. Bhd. [Member] | Directly [Member]
Business Acquisition [Line Items]
Percentage of ownership	60.00%	60.00%
Future Network Technology Investment Co Ltd [Member]
Business Acquisition [Line Items]
Place of incorporation	Taiwan	Taiwan
Principal activities	Investment holding	Investment holding
Future Network Technology Investment Co Ltd [Member] | Directly [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
GEA Holdings Limited [Member]
Business Acquisition [Line Items]
Place of incorporation	Cayman Islands	Cayman Islands
Principal activities	Investment holding	Investment holding
GEA Holdings Limited [Member] | Indirectly [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
GEA Limited [Member]
Business Acquisition [Line Items]
Place of incorporation	Hong Kong	Hong Kong
Principal activities		Operating a global fund transfer platform for financial institutions, e-wallet operators and other participants
GEA Limited [Member] | Indirectly [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
GEA Pte Ltd. [Member]
Business Acquisition [Line Items]
Place of incorporation	Singapore	Singapore
Principal activities	Transaction and payment processing services	Transaction and payment processing services
GEA Pte Ltd. [Member] | Indirectly [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Bagus Fintech Pte Ltd [Member]
Business Acquisition [Line Items]
Place of incorporation	Singapore	Singapore
Principal activities	Providing business center services	Providing business center services
Bagus Fintech Pte Ltd [Member] | Indirectly [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Dynamic (Asia) Holdings Limited [Member]
Business Acquisition [Line Items]
Place of incorporation	Cayman Islands	Cayman Islands
Principal activities	Investment holding	Investment holding
Dynamic (Asia) Holdings Limited [Member] | Indirectly [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Dynamic FinTech Group (HK) Limited [Member]
Business Acquisition [Line Items]
Place of incorporation	Hong Kong	Hong Kong
Principal activities	Provision of corporate government consultancy, management and advisory services	Provision of corporate government consultancy, management and advisory services
Dynamic FinTech Group (HK) Limited [Member] | Indirectly [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Tranglo Holdings Limited [Member]
Business Acquisition [Line Items]
Place of incorporation	Cayman Islands	Cayman Islands
Principal activities	Investment holding	Investment holding
Tranglo Holdings Limited [Member] | Indirectly [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
The WSF Group Holdings Limited [Member]
Business Acquisition [Line Items]
Place of incorporation	British Virgin Islands	British Virgin Islands
Principal activities	Investment holding	Investment holding
The WSF Group Holdings Limited [Member] | Indirectly [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
The Wall Street Factory Limited [Member]
Business Acquisition [Line Items]
Place of incorporation	Hong Kong	Hong Kong
Principal activities	Providing business center services	Providing business center services
The Wall Street Factory Limited [Member] | Indirectly [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Bagus Financial Services Limited [Member]
Business Acquisition [Line Items]
Place of incorporation	Hong Kong	Hong Kong
Principal activities	Provision of services and PR function events	Provision of services and PR function events
Bagus Financial Services Limited [Member] | Indirectly [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
PT Tranglo Indonesia [Member]
Business Acquisition [Line Items]
Place of incorporation	Indonesia	Indonesia
Principal activities	To establish, develop and operate a money remittance business	To establish, develop and operate a money remittance business
PT Tranglo Indonesia [Member] | Indirectly [Member]
Business Acquisition [Line Items]
Percentage of ownership	60.00%	60.00%
PT Tranglo Solusindo [Member]
Business Acquisition [Line Items]
Place of incorporation	Indonesia	Indonesia
Principal activities	Providing and sourcing airtime and other related services	Providing and sourcing airtime and other related services
PT Tranglo Solusindo [Member] | Indirectly [Member]
Business Acquisition [Line Items]
Percentage of ownership	60.00%	60.00%
Tranglo MEA Limited [Member]
Business Acquisition [Line Items]
Place of incorporation	Hong Kong	Hong Kong
Principal activities	Providing and sourcing airtime and other related services	Providing and sourcing airtime and other related services
Tranglo MEA Limited [Member] | Indirectly [Member]
Business Acquisition [Line Items]
Percentage of ownership	60.00%	60.00%
Tranglo Europe Limited [Member]
Business Acquisition [Line Items]
Place of incorporation	United Kingdom	United Kingdom
Principal activities	To establish, develop and operate a money remittance business	To establish, develop and operate a money remittance business
Tranglo Europe Limited [Member] | Indirectly [Member]
Business Acquisition [Line Items]
Percentage of ownership	60.00%	60.00%
Tranglo Pte Ltd [Member]
Business Acquisition [Line Items]
Place of incorporation	Singapore	Singapore
Principal activities	To establish, develop and operate a money remittance business	To establish, develop and operate a money remittance business
Tranglo Pte Ltd [Member] | Indirectly [Member]
Business Acquisition [Line Items]
Percentage of ownership	60.00%	60.00%
Tik FX Malaysia Sdn. Bhd. [Member]
Business Acquisition [Line Items]
Place of incorporation	Malaysia	Malaysia
Principal activities	Dormant	Dormant
Tik FX Malaysia Sdn. Bhd. [Member] | Indirectly [Member]
Business Acquisition [Line Items]
Percentage of ownership	60.00%	60.00%
Treatsup Sdn. Bhd. [Member]
Business Acquisition [Line Items]
Place of incorporation	Malaysia	Malaysia
Principal activities	Research, development and commercialisation of Treatsup application and provision of implementation, technical services and maintenance related to the application	Research, development and commercialisation of Treatsup application and provision of implementation, technical services and maintenance related to the application
Treatsup Sdn. Bhd. [Member] | Indirectly [Member]
Business Acquisition [Line Items]
Percentage of ownership	60.00%	60.00%
Dynamic Indonesia Holdings Limited [Member]
Business Acquisition [Line Items]
Place of incorporation	Cayman Islands
Principal activities	Investment holding
Dynamic Indonesia Holdings Limited [Member] | Indirectly [Member]
Business Acquisition [Line Items]
Percentage of ownership	51.00%
Dynamic Indonesia Pte Ltd [Member]
Business Acquisition [Line Items]
Place of incorporation	Singapore
Principal activities	Retail sales via the internet and development of other software and programming activities
Dynamic Indonesia Pte Ltd [Member] | Indirectly [Member]
Business Acquisition [Line Items]
Percentage of ownership	41.00%
PTTNG Wallet Indonesia [Member]
Business Acquisition [Line Items]
Place of incorporation	Indonesia
Principal activities	Business operations have not commenced
PTTNG Wallet Indonesia [Member] | Indirectly [Member]
Business Acquisition [Line Items]
Percentage of ownership	41.00%
P T WalletKu Indompet Indonesia [Member]
Business Acquisition [Line Items]
Place of incorporation	Indonesia
Principal activities	(i) Retail commerce through media, for textile commodities, clothing, footwear and personal needs, (ii) web portal and/or digital platforms for commercial purposes, and (iii) software publisher
P T WalletKu Indompet Indonesia [Member] | Indirectly [Member]
Business Acquisition [Line Items]
Percentage of ownership	41.00%